FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT
20.	FAIR VALUE MEASUREMENT

Measured on recurring basis

The Group measured its financial assets and liabilities, including cash, restricted cash, accounts receivable, short-term investment, amounts due from related parties, short-term loans, accounts payable, and amounts due to related parties on a recurring basis as of December 31, 2013 and 2014.

Cash, restricted cash and short-term investment are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market. The carrying amounts of accounts receivable, amounts due from related parties, accounts payable and amounts due to related parties approximate their fair values due to their short-term maturity.

Measured on non-recurring basis

The Group measured the intangible assets at fair value on a nonrecurring basis as results of the impairment loss of $9,583 was recognized in 2012, as set forth in Note 11. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate.

The Group measured the goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments (Note 12). The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate. An impairment loss of $20,611 was recognized for the year ended December 31, 2012.

The Group measured the assets held for sale at fair value on a nonrecurring basis based on level 1 the quoted market price in an active market. No impairment was recorded for year ended December 31, 2014.

The Group measured the prepaid equipment cost exchanged with Elec-tech at fair value on a nonrecurring basis as result of the unit price of each LED screen of $58 as set forth in Note 14. For the years ended December 31, 2013 and 2014, the Group evaluated the fair value of the LED screens when the exchange transaction incurred. The fair value was determined using market approach (sales comparison method) with quoted price for similar assets in active market (Level 2 inputs).